FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the period	$ 446	$ 421
Profit / (loss) deferred on new transactions	191	133
(Profit) / loss recognized in the income statement	(166)	(135)
Foreign currency translation	0	(2)
Reserve balance at the end of the period	$ 472	$ 417